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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 72.1%
International 20.1%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	4,187,000	$38,604,137
Columbia European Equity Fund, Class I Shares (b)	4,648,847	29,334,227
Columbia Overseas Value Fund, Class I Shares (b)	4,665,205	38,021,417
Columbia Pacific/Asia Fund, Class I Shares (b)	2,998,804	27,768,924
Total		133,728,705
U.S. Large Cap 48.8%
Columbia Contrarian Core Fund, Class I Shares (b)	2,527,664	53,813,969
Columbia Disciplined Core Fund, Class I Shares (b)	4,143,145	39,939,914
Columbia Disciplined Growth Fund, Class I Shares (b)	5,320,787	43,524,038
Columbia Disciplined Value Fund, Class I Shares (b)	7,303,295	65,145,392
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	613,459	20,293,215
Columbia Select Large Cap Equity Fund, Class I Shares (b)	4,007,392	46,205,234
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,956,533	30,443,661
Columbia Select Large-Cap Value Fund, Class I Shares (b)	1,149,120	24,912,915
Total		324,278,338
U.S. Small Cap 3.2%
Columbia Disciplined Small Core Fund, Class I Shares (b)	876,211	10,242,911
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (b)	798,171	4,876,826
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	166,479	3,243,008
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	170,763	2,891,018
Total		21,253,763
Total Equity Funds (Cost: $456,394,555)		$479,260,806

Fixed-Income Funds 14.4%
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares (b)	306,938	3,354,838
High Yield 6.8%
Columbia High Yield Bond Fund, Class I Shares (b)	8,233,368	23,465,097

	Shares	Value

Fixed-Income Funds (continued)
High Yield (continued)
Columbia Income Opportunities Fund, Class I Shares (b)	2,270,955	$21,801,172
Total		45,266,269
Investment Grade 7.1%
Columbia Corporate Income Fund, Class I Shares (b)	2,688,818	26,888,181
Columbia Mortgage Opportunities Fund, Class I Shares (b)	406,738	3,937,225
Columbia U.S. Government Mortgage Fund, Class I Shares (b)	2,991,809	16,395,110
Total		47,220,516
Total Fixed-Income Funds (Cost: $97,021,534)		$95,841,623

Alternative Investment Funds 4.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares (b)	181,501	1,987,439
Columbia Adaptive Alternatives Fund, Class I Shares (b)	455,212	4,292,648
Columbia Diversified Absolute Return Fund, Class I Shares (b)	1,006,047	9,698,290
Columbia Multi-Asset Income Fund, Class I Shares (b)	1,114,826	10,512,805
Total Alternative Investment Funds (Cost: $27,508,634)		$26,491,182

Issuer	Shares	Value

Common Stocks 2.4%
CONSUMER DISCRETIONARY 0.3%
Auto Components —%
Cooper Tire & Rubber Co.	2,044	$70,600
Dana Holding Corp.	5,085	65,749
Magna International, Inc.	2,400	100,805
Tenneco, Inc. (a)	430	22,919
Total		260,073
Automobiles 0.1%
Fuji Heavy Industries Ltd.	3,300	108,355
Peugeot SA (a)	7,120	114,587
Renault SA	976	94,189
Total		317,131
Diversified Consumer Services —%
Capella Education Co.	746	41,261
New Oriental Education & Technology Group, Inc., ADR	900	35,244
Total		76,505

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure 0.1%
Bob Evans Farms, Inc.	200	$9,108
Churchill Downs, Inc.	245	32,874
Cracker Barrel Old Country Store, Inc.	390	57,100
Denny’s Corp. (a)	5,775	57,115
Diamond Resorts International, Inc. (a)	1,983	42,059
Flight Centre Travel Group Ltd.	2,311	68,811
Isle of Capri Casinos, Inc. (a)	3,275	48,797
Papa John’s International, Inc.	50	2,830
Pinnacle Entertainment, Inc. (a)	365	4,030
Ruth’s Hospitality Group, Inc.	2,871	45,591
Total		368,315
Household Durables —%
Berkeley Group Holdings PLC	2,031	88,880
Iida Group Holdings Co., Ltd.	1,500	28,014
Persimmon PLC	3,753	108,961
Zagg, Inc. (a)	3,280	26,273
Total		252,128
Internet & Catalog Retail —%
PetMed Express, Inc.	2,884	52,777
Leisure Products —%
Smith & Wesson Holding Corp. (a)	1,715	37,439
Sturm Ruger & Co., Inc.	1,081	69,216
Total		106,655
Media —%
Gray Television, Inc. (a)	1,050	13,493
New York Times Co. (The), Class A	720	9,230
Nexstar Broadcasting Group, Inc., Class A	1,330	68,269
Total		90,992
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	1,005	26,864
American Eagle Outfitters, Inc.	2,050	29,335
Cato Corp. (The), Class A	1,645	60,191
Children’s Place, Inc. (The)	970	75,573
Guess?, Inc.	457	8,386
JUMBO SA (a)	5,136	67,272
Outerwall, Inc.	1,840	76,010
Pier 1 Imports, Inc.	4,930	33,968
Total		377,599
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	2,375	66,999

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	1,001	$66,486
Total		133,485
TOTAL CONSUMER DISCRETIONARY		2,035,660
CONSUMER STAPLES 0.2%
Beverages —%
Ambev SA	22,300	124,492
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	2,100	92,054
Ingles Markets, Inc., Class A	100	3,607
Jeronimo Martins SGPS SA	578	9,458
Koninklijke Ahold NV	5,489	119,418
SpartanNash Co.	560	15,512
SUPERVALU, Inc. (a)	10,530	52,966
Wal-Mart de Mexico SAB de CV, Class V	37,887	93,635
Total		386,650
Food Products 0.1%
Cal-Maine Foods, Inc.	1,490	75,632
Dean Foods Co.	3,833	66,043
JBS SA	4,738	12,495
Sanderson Farms, Inc.	895	82,107
Saputo, Inc.	200	6,288
WH Group Ltd. (a)	77,500	62,599
Total		305,164
Household Products —%
Reckitt Benckiser Group PLC	597	58,043
Svenska Cellulosa AB, Class B	2,195	69,127
Total		127,170
Personal Products —%
Usana Health Sciences, Inc. (a)	420	49,745
Tobacco —%
Japan Tobacco, Inc.	2,400	98,059
TOTAL CONSUMER STAPLES		1,091,280
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	6,015	58,105
Oil States International, Inc. (a)	190	6,582
Petrofac Ltd.	593	7,322

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Technip SA	278	$16,269
Transocean Ltd.	1,000	10,841
Total		99,119
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	2,175	22,838
PDC Energy, Inc. (a)	1,455	91,359
Polski Koncern Naftowy Orlen SA	1,658	29,863
PTT PCL, Foreign Registered Shares	7,800	67,737
REX American Resources Corp. (a)	1,259	68,452
Royal Dutch Shell PLC, Class B	4,397	114,745
S-Oil Corp.	1,587	120,617
SK Innovation Co., Ltd.	790	106,695
Western Refining, Inc.	860	23,014
Total		645,320
TOTAL ENERGY		744,439
FINANCIALS 0.6%
Banks 0.2%
Banc of California, Inc.	4,023	81,868
Banco Latinoamericano de Comercio Exterior SA, Class E	2,110	54,565
Banco Santander Brasil SA	21,676	117,164
Bank of China Ltd., Class H	254,000	102,843
Bank of Communications Co., Ltd., Class H	28,000	17,648
Bank of Montreal	700	45,603
BBCN Bancorp, Inc.	4,015	62,714
BNP Paribas SA	1,047	55,436
Canadian Imperial Bank of Commerce	1,600	129,229
Central Pacific Financial Corp.	3,355	78,306
China Merchants Bank Co., Ltd., Class H	7,000	15,334
Credit Agricole SA	8,917	98,622
Customers Bancorp, Inc. (a)	2,541	66,015
Erste Group Bank AG (a)	1,223	35,178
First BanCorp (a)	3,385	13,202
First NBC Bank Holding Co. (a)	2,160	46,959
Hilltop Holdings, Inc. (a)	730	14,498
HSBC Holdings PLC	23,840	157,623
International Bancshares Corp.	2,295	60,106
Intesa Sanpaolo SpA	38,478	106,623
Societe Generale SA	336	13,177
Sumitomo Mitsui Financial Group, Inc.	2,300	69,211
Toronto-Dominion Bank (The)	400	17,805
Woori Finance Holdings Co., Ltd.	2,194	20,159
Total		1,479,888

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,685	$47,684
Cowen Group, Inc., Class A (a)	6,380	22,234
KCG Holdings, Inc., Class A (a)	4,045	55,417
Total		125,335
Consumer Finance —%
Cash America International, Inc.	1,207	44,611
Nelnet, Inc., Class A	1,805	75,647
Total		120,258
Diversified Financial Services —%
EXOR SpA	1,693	63,585
Insurance 0.1%
Ageas	2,237	87,756
Allianz SE, Registered Shares	814	138,179
American Equity Investment Life Holding Co.	3,657	51,198
Employers Holdings, Inc.	1,095	32,521
Heritage Insurance Holdings, Inc.	3,495	46,449
Maiden Holdings Ltd.	4,875	59,621
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	539	99,953
Power Corp. of Canada	4,400	106,923
Swiss Re AG	1,275	113,106
Universal Insurance Holdings, Inc.	3,731	65,703
Total		801,409
Real Estate Investment Trusts (REITs) 0.2%
Apollo Residential Mortgage, Inc.	400	5,424
ARMOUR Residential REIT, Inc.	1,379	29,345
Colony Capital, Inc.	500	8,840
Coresite Realty Corp.	1,120	83,922
Cousins Properties, Inc.	1,550	16,042
CubeSmart	3,100	91,791
CYS Investments, Inc.	9,550	77,450
Gaming and Leisure Properties, Inc.	310	10,173
Hersha Hospitality Trust	3,116	60,108
Mack-Cali Realty Corp.	3,375	86,265
PS Business Parks, Inc.	698	66,840
QTS Realty Trust Inc., Class A	687	33,265
RLJ Lodging Trust	1,160	24,441
Ryman Hospitality Properties, Inc.	1,535	79,099
Sovran Self Storage, Inc.	810	86,038
STORE Capital Corp.	2,725	69,951
Summit Hotel Properties, Inc.	5,750	65,550

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.	2,133	$27,324
Total		921,868
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	59,200	82,556
Wheelock & Co., Ltd.	19,000	87,962
Total		170,518
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (a)	3,815	77,711
Flagstar Bancorp, Inc. (a)	2,775	65,684
HomeStreet, Inc. (a)	1,625	35,019
MGIC Investment Corp. (a)	10,585	76,530
Radian Group, Inc.	4,415	56,468
Walker & Dunlop, Inc. (a)	2,670	58,873
Washington Federal, Inc.	3,275	79,550
Total		449,835
TOTAL FINANCIALS		4,132,696
HEALTH CARE 0.3%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc. (a)	780	25,194
Acorda Therapeutics, Inc. (a)	885	22,877
Alder Biopharmaceuticals, Inc. (a)	1,125	29,869
AMAG Pharmaceuticals, Inc. (a)	1,010	26,785
Anacor Pharmaceuticals, Inc. (a)	580	36,389
ARIAD Pharmaceuticals, Inc. (a)	2,310	16,586
Arrowhead Pharmaceuticals, Inc. (a)	4,800	27,792
Dynavax Technologies Corp. (a)	1,700	27,897
Infinity Pharmaceuticals, Inc. (a)	3,535	20,503
Insmed, Inc. (a)	900	10,935
Insys Therapeutics, Inc. (a)	1,160	16,808
Keryx Biopharmaceuticals, Inc. (a)	6,355	34,571
Neurocrine Biosciences, Inc. (a)	750	34,185
Novavax, Inc. (a)	6,525	34,191
Spark Therapeutics, Inc. (a)	1,085	38,941
TESARO, Inc. (a)	220	9,117
Ultragenyx Pharmaceutical, Inc. (a)	490	33,134
Total		445,774
Health Care Equipment & Supplies —%
Analogic Corp.	845	66,746
LivaNova PLC (a)	1,323	69,762
Masimo Corp. (a)	265	11,488
Merit Medical Systems, Inc. (a)	3,408	69,012
Orthofix International NV (a)	1,700	74,392
Total		291,400

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,400	$46,217
Magellan Health, Inc. (a)	905	63,766
Medipal Holdings Corp.	5,400	85,435
Molina Healthcare, Inc. (a)	1,360	70,394
Owens & Minor, Inc.	1,737	63,209
Triple-S Management Corp., Class B (a)	2,470	64,319
WellCare Health Plans, Inc. (a)	650	58,493
Total		451,833
Life Sciences Tools & Services —%
Cambrex Corp. (a)	427	20,598
INC Research Holdings, Inc. Class A (a)	1,490	71,714
PAREXEL International Corp. (a)	376	22,974
Pra Health Sciences, Inc. (a)	1,485	70,463
Total		185,749
Pharmaceuticals 0.1%
GlaxoSmithKline PLC	1,134	24,175
Novo Nordisk A/S, Class B	1,872	104,520
Roche Holding AG, Genusschein Shares	682	172,402
Sanofi	1,241	102,469
Sucampo Pharmaceuticals, Inc., Class A (a)	2,860	30,831
Supernus Pharmaceuticals, Inc. (a)	2,365	40,583
Teva Pharmaceutical Industries Ltd.	1,754	96,353
Total		571,333
TOTAL HEALTH CARE		1,946,089
INDUSTRIALS 0.3%
Aerospace & Defense —%
Moog, Inc., Class A (a)	554	27,068
Air Freight & Logistics —%
Air Transport Services Group, Inc. (a)	2,565	36,141
Royal Mail PLC	15,488	110,187
Total		146,328
Airlines —%
Hawaiian Holdings, Inc. (a)	1,595	67,102
Japan Airlines Co., Ltd.	2,200	79,187
Total		146,289
Building Products —%
Continental Building Product (a)	3,365	65,988

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Universal Forest Products, Inc.	700	$53,655
Total		119,643
Commercial Services & Supplies —%
Deluxe Corp.	1,390	87,264
Interface, Inc.	950	16,169
Quad/Graphics, Inc.	4,065	51,016
Steelcase, Inc., Class A	555	8,469
Tetra Tech, Inc.	1,746	51,333
West Corp.	291	6,236
Total		220,487
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	967	31,972
China Railway Construction Corp., Ltd., Class H	45,500	57,844
Comfort Systems U.S.A., Inc.	340	10,027
EMCOR Group, Inc.	1,770	85,809
Leighton Holdings Ltd.	4,804	129,929
VINCI SA	1,697	126,771
Total		442,352
Electrical Equipment 0.1%
EnerSys	1,285	75,005
General Cable Corp.	4,155	64,984
OSRAM Licht AG	1,029	53,699
Prysmian SpA	1,984	46,776
Vestas Wind Systems A/S	1,867	133,569
Total		374,033
Machinery 0.1%
Global Brass & Copper Holdings, Inc.	1,800	48,780
Mueller Industries, Inc.	2,385	75,271
PT United Tractors Tbk	46,100	52,186
Wabash National Corp. (a)	5,815	82,864
Total		259,101
Marine —%
Matson, Inc.	1,815	70,567
Professional Services —%
RPX Corp. (a)	5,570	61,715
Road & Rail —%
ArcBest Corp.	1,230	23,481

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	1,590	$72,870
MRC Global, Inc. (a)	5,095	71,228
Total		144,098
TOTAL INDUSTRIALS		2,035,162
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
NETGEAR, Inc. (a)	1,759	74,581
Plantronics, Inc.	575	22,109
Total		96,690
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (a)	2,825	54,862
Chimei Innolux Corp.	269,000	83,016
Hon Hai Precision Industry Co., Ltd.	47,000	111,957
Insight Enterprises, Inc. (a)	1,305	32,247
InvenSense, Inc. (a)	7,430	57,062
MTS Systems Corp.	355	19,958
Multi-fineline Electronix In (a)	846	19,458
Sanmina Corp. (a)	880	20,812
SYNNEX Corp.	853	70,432
TDK Corp.	400	23,406
Tech Data Corp. (a)	1,142	78,444
Total		571,654
Internet Software & Services 0.1%
EarthLink Holdings Corp.	11,120	64,607
j2 Global, Inc.	713	45,290
LogMeIn, Inc. (a)	1,145	68,357
Mixi, Inc.	700	23,918
NetEase, Inc., ADR	700	98,490
RetailMeNot, Inc. (a)	7,572	63,832
Web.com Group, Inc. (a)	3,450	68,965
Total		433,459
IT Services —%
CGI Group, Inc., Class A (a)	1,300	59,390
CSG Systems International, Inc.	980	43,492
EVERTEC, Inc.	3,990	53,745
NeuStar, Inc., Class A (a)	2,932	68,873
Sykes Enterprises, Inc. (a)	2,130	62,089
Syntel, Inc. (a)	125	5,316
Total		292,905
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc. (a)	12,520	71,489
Diodes, Inc. (a)	1,995	37,147
Entegris, Inc. (a)	1,150	15,284

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. (a)	270	$12,636
Synaptics, Inc. (a)	966	69,117
Taiwan Semiconductor Manufacturing Co., Ltd.	23,000	105,671
Xcerra Corp. (a)	5,727	33,789
Total		345,133
Software 0.1%
Aspen Technology, Inc. (a)	2,305	87,659
AVG Technologies NV (a)	3,230	63,954
Check Point Software Technologies Ltd. (a)	100	8,287
Gigamon, Inc. (a)	2,294	74,761
Mentor Graphics Corp.	3,445	68,762
Nexon Co., Ltd.	500	7,508
RealPage, Inc. (a)	1,800	39,582
Take-Two Interactive Software, Inc. (a)	550	18,799
VASCO Data Security International, Inc. (a)	1,750	30,328
Total		399,640
Technology Hardware, Storage & Peripherals —%
FUJIFILM Holdings Corp.	200	8,210
Seiko Epson Corp.	1,300	21,303
Total		29,513
TOTAL INFORMATION TECHNOLOGY		2,168,994
MATERIALS 0.1%
Chemicals —%
Chemtura Corp. (a)	2,325	64,751
Innophos Holdings, Inc.	700	25,872
Innospec, Inc.	1,380	66,737
Lotte Chemical Corp.	51	13,008
Mitsubishi Chemical Holdings Corp.	19,200	100,196
Petkim Petrokimya Holding AS (a)	7,694	11,302
Trinseo SA (a)	1,220	52,204
Total		334,070
Construction Materials —%
Headwaters, Inc. (a)	550	11,005
US Concrete, Inc. (a)	1,109	68,492
Total		79,497
Metals & Mining 0.1%
Carpenter Technology Corp.	525	18,590
Commercial Metals Co.	868	15,555
Eregli Demir ve Celik Fabrikalari TAS	58,779	98,105
Materion Corp.	1,260	36,527

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Rio Tinto PLC	4,086	$137,346
Severstal PAO	5,505	61,788
Total		367,911
Paper & Forest Products —%
UPM-Kymmene OYJ	5,638	107,683
TOTAL MATERIALS		889,161
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Emirates Telecommunications Group Co. PJSC	16,583	85,333
General Communication, Inc., Class A (a)	3,115	52,643
Nippon Telegraph & Telephone Corp.	3,000	134,251
Telstra Corp., Ltd.	2,866	11,637
Total		283,864
Wireless Telecommunication Services —%
China Mobile Ltd.	3,000	34,442
NTT DoCoMo, Inc.	3,200	76,749
Shenandoah Telecommunications Co.	1,540	44,183
Total		155,374
TOTAL TELECOMMUNICATION SERVICES		439,238
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	600	7,903
Endesa SA	752	15,788
IDACORP, Inc.	990	72,003
Korea Electric Power Corp.	2,458	133,516
Portland General Electric Co.	609	24,189
Tokyo Electric Power Co. Holdings, Inc. (a)	8,600	46,061
Transmissora Alianca de Energia Eletrica SA	3,909	22,845
Total		322,305
Gas Utilities —%
Chesapeake Utilities Corp.	985	58,627
Northwest Natural Gas Co.	365	18,812
Southwest Gas Corp.	1,290	83,734
WGL Holdings, Inc.	410	27,835
Total		189,008
Water Utilities —%
SJW Corp.	1,515	52,131
TOTAL UTILITIES		563,444
Total Common Stocks (Cost: $16,085,413)		$16,046,163

	Shares	Value

Money Market Funds 6.8%
Columbia Short-Term Cash Fund, 0.422% (b)(c)	45,190,374	$45,190,374
Total Money Market Funds (Cost: $45,190,374)		$45,190,374
Total Investments
(Cost: $642,200,510) (d)		$662,830,148(e)
Other Assets & Liabilities, Net		2,201,559
Net Assets		$665,031,707

At April 30, 2016, cash totaling $2,169,696 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	06/02/2016	187,726,000 KRW	162,215 USD	—	(1,467)
JPMorgan	06/02/2016	171,698,000 IDR	12,899 USD	—	(50)
JPMorgan	06/02/2016	4,362,000 TWD	134,596 USD	—	(429)
JPMorgan	06/02/2016	1,242,000 THB	35,296 USD	—	(233)
JPMorgan	06/02/2016	790,000 DKK	121,192 USD	—	(461)
JPMorgan	06/02/2016	572,000 CAD	181,489 USD	—	(3,112)
JPMorgan	06/02/2016	453,000 BRL	122,565 USD	—	(7,817)
JPMorgan	06/02/2016	361,000 MXN	20,361 USD	—	(557)
JPMorgan	06/02/2016	311,000 CNY	47,766 USD	—	(150)
JPMorgan	06/02/2016	282,000 ILS	74,340 USD	—	(1,165)
JPMorgan	06/02/2016	175,126 USD	124,000 GBP	6,071	—
JPMorgan	06/02/2016	151,734 USD	16,632,000 JPY	4,692	—
JPMorgan	06/02/2016	149,388 USD	197,000 AUD	210	—
JPMorgan	06/02/2016	147,875 USD	141,000 CHF	—	(704)
JPMorgan	06/02/2016	121,484 USD	8,142,000 INR	365	—
JPMorgan	06/02/2016	117,000 TRY	40,575 USD	—	(896)
JPMorgan	06/02/2016	108,774 USD	1,660,000 ZAR	7,065	—
JPMorgan	06/02/2016	67,537 USD	91,000 SGD	70	—
JPMorgan	06/02/2016	60,633 USD	493,000 SEK	825	—
JPMorgan	06/02/2016	53,000 EUR	60,513 USD	—	(229)
JPMorgan	06/02/2016	27,256 USD	106,000 MYR	—	(215)
JPMorgan	06/02/2016	21,172 USD	996,000 PHP	—	(46)
JPMorgan	06/02/2016	20,305 USD	169,000 NOK	681	—
Total				19,979	(17,531)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	276	USD	28,415,580	06/2016	525,381	—
S&P Mid 400 E-mini	48	USD	6,999,840	06/2016	313,321	—
U.S. Long Bond	4	USD	653,250	06/2016	—	(7,414)
U.S. Long Bond	25	USD	4,082,813	06/2016	—	(66,455)
U.S. Treasury 10-Year Note	15	USD	1,950,938	06/2016	—	(8,233)
U.S. Treasury 10-Year Note	117	USD	15,217,313	06/2016	—	(102,597)
U.S. Treasury 2-Year Note	21	USD	4,591,125	06/2016	—	(3,650)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	41	USD	4,957,477	06/2016	—	(7,594)
U.S. Ultra Bond	3	USD	514,031	06/2016	—	(6,756)
U.S. Ultra Bond	47	USD	8,053,156	06/2016	—	(151,375)
Total			75,435,523		838,702	(354,074)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	7,500,000	—	(22,353)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,891,611	3,612	(85,775)	5,591	1,815,039	—	1,987,439
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,292,648
Columbia Contrarian Core Fund, Class I Shares	48,346,710	145	(1,613,940)	679,871	47,412,786	—	53,813,969
Columbia Corporate Income Fund, Class I Shares	28,003,822	236,539	(1,015,458)	(28,679)	27,196,224	230,165	26,888,181
Columbia Disciplined Core Fund, Class I Shares	24,099,942	15,969	(626,479)	366,183	23,855,615	—	39,939,914
Columbia Disciplined Growth Fund, Class I Shares	47,716,779	37,521	(465,947)	133,313	47,421,666	—	43,524,038
Columbia Disciplined Small Core Fund, Class I Shares	13,334,917	179,999	—	—	13,514,916	—	10,242,911
Columbia Disciplined Value Fund, Class I Shares	69,430,916	49,544	(2,105,417)	(103,652)	67,271,391	—	65,145,392
Columbia Diversified Absolute Return Fund, Class I Shares	10,209,284	40,266	(187,575)	(8,891)	10,053,084	—	9,698,290
Columbia Emerging Markets Bond Fund, Class I Shares	3,565,142	23,191	(170,972)	(10,310)	3,407,051	23,191	3,354,838
Columbia Emerging Markets Fund, Class I Shares	33,841,002	6,701,975	(195,841)	4,055	40,351,191	—	38,604,137
Columbia European Equity Fund, Class I Shares	27,987,446	399,622	—	—	28,387,068	—	29,334,227
Columbia High Yield Bond Fund, Class I Shares	24,675,091	314,206	(957,220)	(80,024)	23,952,053	314,207	23,465,097
Columbia Income Opportunities Fund, Class I Shares	22,182,907	285,163	(591,543)	10,752	21,887,279	284,441	21,801,172
Columbia Large Cap Growth Fund, Class I Shares	13,239,271	184,555	(8,733)	4,864	13,419,957	—	20,293,215
Columbia Mortgage Opportunities Fund, Class I Shares	4,062,647	43,682	(40,654)	(2,795)	4,062,880	35,137	3,937,225
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	5,620,332	52,567	(1,635,298)	769,739	4,807,340	—	4,876,826
Columbia Multi-Asset Income Fund, Class I Shares	10,956,955	147,100	—	—	11,104,055	147,100	10,512,805
Columbia Overseas Value Fund, Class I Shares	40,998,025	305,971	(185,979)	(12,794)	41,105,223	—	38,021,417
Columbia Pacific/Asia Fund, Class I Shares	24,802,095	105,416	(706,002)	136,600	24,338,109	—	27,768,924
Columbia Select Large Cap Equity Fund, Class I Shares	51,782,344	2,109	(1,007,212)	(209,071)	50,568,170	—	46,205,234
Columbia Select Large Cap Growth Fund, Class I Shares	26,961,639	956,057	—	—	27,917,696	—	30,443,661
Columbia Select Large-Cap Value Fund, Class I Shares	19,190,424	73,028	(667,183)	264,776	18,861,045	—	24,912,915
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,586,442	53,993	(1,594,652)	(21,152)	3,024,631	—	3,243,008
Columbia Short-Term Cash Fund	46,742,052	13,624,376	(15,176,054)	—	45,190,374	49,097	45,190,374
Columbia Small Cap Growth Fund I, Class I Shares	4,119,379	50,095	(19,970)	(11,753)	4,137,751	—	2,891,018
Columbia U.S. Government Mortgage Fund, Class I Shares	16,794,404	141,625	(414,136)	(5,846)	16,516,047	103,279	16,395,110
Total	629,678,034	24,028,326	(29,472,040)	1,880,777	626,115,097	1,186,617	646,783,985

(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $642,201,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$43,911,000
Unrealized Depreciation	(23,282,000)
Net Unrealized Appreciation	$20,629,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	479,260,806	—	—	479,260,806
Fixed-Income Funds	95,841,623	—	—	95,841,623
Alternative Investment Funds	26,491,182	—	—	26,491,182
Common Stocks
Consumer Discretionary	1,356,591	679,069	—	2,035,660
Consumer Staples	674,576	416,704	—	1,091,280
Energy	270,350	474,089	—	744,439
Financials	2,767,745	1,364,951	—	4,132,696
Health Care	1,314,518	631,571	—	1,946,089
Industrials	1,213,042	822,120	—	2,035,162
Information Technology	1,784,005	384,989	—	2,168,994
Materials	359,733	529,428	—	889,161
Telecommunication Services	96,826	342,412	—	439,238
Utilities	360,176	203,268	—	563,444
Total Common Stocks	10,197,562	5,848,601	—	16,046,163
Investments measured at net asset value
Money Market Funds	—	—	—	45,190,374
Total Investments	611,791,173	5,848,601	—	662,830,148

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	19,979	—	19,979
Futures Contracts	838,702	—	—	838,702
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17,531)	—	(17,531)
Futures Contracts	(354,074)	—	—	(354,074)
Swap Contracts	—	(22,353)	—	(22,353)
Total	612,275,801	5,828,696	—	663,294,871

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 16.1%
International 3.9%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	293,810	$2,708,929
Columbia European Equity Fund, Class I Shares (a)	305,255	1,926,157
Columbia Overseas Value Fund, Class I Shares (a)	766,338	6,245,660
Total		10,880,746
U.S. Large Cap 12.1%
Columbia Contrarian Core Fund, Class I Shares (a)	212,569	4,525,590
Columbia Disciplined Core Fund, Class I Shares (a)	838,856	8,086,567
Columbia Disciplined Growth Fund, Class I Shares (a)	1,062,049	8,687,563
Columbia Disciplined Value Fund, Class I Shares (a)	1,002,719	8,944,252
Columbia Select Large Cap Equity Fund, Class I Shares (a)	274,589	3,166,016
Total		33,409,988
U.S. Small Cap 0.1%
Columbia Disciplined Small Core Fund, Class I Shares (a)	18,556	216,914
Total Equity Funds (Cost: $43,226,710)		$44,507,648

Fixed-Income Funds 64.5%
Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	374,241	4,090,455
High Yield 3.5%
Columbia Income Opportunities Fund, Class I Shares (a)	1,002,191	9,621,036
Inflation Protected Securities 4.1%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,247,233	11,362,292
Investment Grade 55.4%
Columbia Corporate Income Fund, Class I Shares (a)	4,377,283	43,772,829
Columbia Limited Duration Credit Fund, Class I Shares (a)	1,423,125	13,847,003
Columbia Mortgage Opportunities Fund, Class I Shares (a)	421,914	4,084,125
Columbia Total Return Bond Fund, Class I Shares (a)	1,202,289	11,073,086

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	8,612,364	$47,195,754
Columbia U.S. Treasury Index Fund, Class I Shares (a)	2,929,774	33,223,635
Total		153,196,432
Total Fixed-Income Funds (Cost: $182,604,219)		$178,270,215

Alternative Investment Funds 6.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	44,055	482,406
Columbia Adaptive Alternatives Fund, Class I Shares (a)	455,212	4,292,648
Columbia Diversified Absolute Return Fund, Class I Shares (a)	662,836	6,389,739
Columbia Multi-Asset Income Fund, Class I Shares (a)	654,708	6,173,900
Total Alternative Investment Funds (Cost: $18,126,160)		$17,338,693
Issuer	Shares	Value

Common Stocks 2.7%
CONSUMER DISCRETIONARY 0.3%
Auto Components —%
Continental AG	399	$87,629
Cooper Tire & Rubber Co.	506	17,477
Dana Holding Corp.	1,259	16,279
Tenneco, Inc. (b)	107	5,703
Total		127,088
Automobiles 0.1%
Fuji Heavy Industries Ltd.	2,600	85,371
Mitsubishi Motors Corp.	2,200	8,854
Peugeot SA (b)	5,500	88,515
Renault SA	462	44,585
Total		227,325
Diversified Consumer Services —%
Capella Education Co.	183	10,122
Hotels, Restaurants & Leisure 0.1%
Bob Evans Farms, Inc.	50	2,277
Churchill Downs, Inc.	63	8,453
Cracker Barrel Old Country Store, Inc.	97	14,202
Denny’s Corp. (b)	1,470	14,538
Diamond Resorts International, Inc. (b)	491	10,414

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Flight Centre Travel Group Ltd.	2,872	$85,515
Isle of Capri Casinos, Inc. (b)	813	12,114
Papa John’s International, Inc.	10	566
Pinnacle Entertainment, Inc. (b)	90	994
Ruth’s Hospitality Group, Inc.	712	11,307
Sands China Ltd.	15,600	55,578
Total		215,958
Household Durables 0.1%
Berkeley Group Holdings PLC	1,181	51,682
Iida Group Holdings Co., Ltd.	2,900	54,161
Persimmon PLC	3,109	90,264
Zagg, Inc. (b)	811	6,496
Total		202,603
Internet & Catalog Retail —%
PetMed Express, Inc.	714	13,066
Leisure Products —%
Smith & Wesson Holding Corp. (b)	425	9,278
Sturm Ruger & Co., Inc.	268	17,160
Total		26,438
Media —%
Gray Television, Inc. (b)	260	3,341
New York Times Co. (The), Class A	180	2,307
Nexstar Broadcasting Group, Inc., Class A	330	16,939
WPP PLC	775	18,073
Total		40,660
Specialty Retail —%
Abercrombie & Fitch Co., Class A	250	6,682
American Eagle Outfitters, Inc.	505	7,227
Cato Corp. (The), Class A	406	14,856
Children’s Place, Inc. (The)	243	18,932
Guess?, Inc.	114	2,092
Outerwall, Inc.	455	18,796
Pier 1 Imports, Inc.	1,223	8,426
Total		77,011
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	590	16,644
Oxford Industries, Inc.	248	16,472
Total		33,116
TOTAL CONSUMER DISCRETIONARY		973,387

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	27	$974
Jeronimo Martins SGPS SA	4,562	74,647
Koninklijke Ahold NV	4,300	93,551
SpartanNash Co.	138	3,823
SUPERVALU, Inc. (b)	2,606	13,108
Wesfarmers Ltd.	295	9,552
Woolworths Ltd.	2,355	39,408
Total		235,063
Food Products 0.1%
Cal-Maine Foods, Inc.	370	18,781
Dean Foods Co.	947	16,317
Nestlé SA, Registered Shares	1,304	97,192
Sanderson Farms, Inc.	221	20,274
WH Group Ltd. (b)	134,000	108,235
Total		260,799
Household Products 0.1%
Reckitt Benckiser Group PLC	1,112	108,114
Svenska Cellulosa AB, Class B	2,931	92,305
Total		200,419
Personal Products —%
Usana Health Sciences, Inc. (b)	104	12,318
Tobacco —%
British American Tobacco PLC	196	11,942
Swedish Match AB	820	26,008
Total		37,950
TOTAL CONSUMER STAPLES		746,549
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	1,490	14,393
Oil States International, Inc. (b)	47	1,628
Total		16,021
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	550	5,775
Caltex Australia Ltd.	1,711	41,993
OMV AG	1,912	57,383
PDC Energy, Inc. (b)	360	22,604
REX American Resources Corp. (b)	309	16,800
Royal Dutch Shell PLC, Class B	6,322	164,980
Western Refining, Inc.	214	5,727
Total		315,262
TOTAL ENERGY		331,283

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 0.7%
Banks 0.3%
Australia and New Zealand Banking Group Ltd.	793	$14,536
Banc of California, Inc.	996	20,269
Banco Latinoamericano de Comercio Exterior SA, Class E	525	13,577
BBCN Bancorp, Inc.	992	15,495
BNP Paribas SA	1,396	73,914
Central Pacific Financial Corp.	830	19,372
Credit Agricole SA	6,900	76,314
Customers Bancorp, Inc. (b)	629	16,341
First BanCorp (b)	845	3,296
First NBC Bank Holding Co. (b)	535	11,631
Hilltop Holdings, Inc. (b)	183	3,634
HSBC Holdings PLC	20,360	134,614
ING Groep NV-CVA	597	7,311
International Bancshares Corp.	570	14,928
Intesa Sanpaolo SpA	33,000	91,444
Societe Generale SA	1,344	52,709
Sumitomo Mitsui Financial Group, Inc.	2,550	76,734
Westpac Banking Corp.	4,607	108,143
Total		754,262
Capital Markets —%
3i Group PLC	2,670	18,477
Arlington Asset Investment Corp., Class A	913	11,814
Cowen Group, Inc., Class A (b)	1,581	5,510
KCG Holdings, Inc., Class A (b)	1,002	13,727
Total		49,528
Consumer Finance —%
Cash America International, Inc.	298	11,014
Nelnet, Inc., Class A	445	18,650
Total		29,664
Diversified Financial Services —%
EXOR SpA	1,960	73,613
Insurance 0.2%
Ageas	1,865	73,163
Allianz SE, Registered Shares	670	113,735
American Equity Investment Life Holding Co.	906	12,684
AXA SA	1,693	42,678
Employers Holdings, Inc.	275	8,167
Hannover Rueckversicherung AG	60	6,841
Heritage Insurance Holdings, Inc.	880	11,695
Maiden Holdings Ltd.	1,205	14,737

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	460	$85,303
Swiss Re AG	1,000	88,711
Universal Insurance Holdings, Inc.	923	16,254
Total		473,968
Real Estate Investment Trusts (REITs) 0.1%
Apollo Residential Mortgage, Inc.	100	1,356
ARMOUR Residential REIT, Inc.	342	7,278
Colony Capital, Inc.	130	2,298
Coresite Realty Corp.	287	21,505
Cousins Properties, Inc.	380	3,933
CubeSmart	770	22,800
CYS Investments, Inc.	2,360	19,140
Gaming and Leisure Properties, Inc.	76	2,508
Hersha Hospitality Trust	773	14,911
Mack-Cali Realty Corp.	835	21,343
PS Business Parks, Inc.	173	16,566
QTS Realty Trust Inc., Class A	170	8,231
RLJ Lodging Trust	285	6,005
Ryman Hospitality Properties, Inc.	381	19,633
Sovran Self Storage, Inc.	200	21,244
STORE Capital Corp.	675	17,327
Summit Hotel Properties, Inc.	1,420	16,188
Sunstone Hotel Investors, Inc.	528	6,764
Total		229,030
Real Estate Management & Development —%
Wheelock & Co., Ltd.	18,000	83,333
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (b)	945	19,250
Flagstar Bancorp, Inc. (b)	684	16,190
HomeStreet, Inc. (b)	405	8,728
MGIC Investment Corp. (b)	2,619	18,935
Radian Group, Inc.	1,095	14,005
Walker & Dunlop, Inc. (b)	660	14,553
Washington Federal, Inc.	805	19,553
Total		111,214
TOTAL FINANCIALS		1,804,612
HEALTH CARE 0.3%
Biotechnology —%
ACADIA Pharmaceuticals, Inc. (b)	195	6,299
Acorda Therapeutics, Inc. (b)	220	5,687
Alder Biopharmaceuticals, Inc. (b)	280	7,434

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (b)	250	$6,630
Anacor Pharmaceuticals, Inc. (b)	140	8,784
ARIAD Pharmaceuticals, Inc. (b)	580	4,164
Arrowhead Pharmaceuticals, Inc. (b)	1,100	6,369
Dynavax Technologies Corp. (b)	425	6,974
Infinity Pharmaceuticals, Inc. (b)	875	5,075
Insmed, Inc. (b)	230	2,795
Insys Therapeutics, Inc. (b)	270	3,912
Keryx Biopharmaceuticals, Inc. (b)	1,575	8,568
Neurocrine Biosciences, Inc. (b)	180	8,205
Novavax, Inc. (b)	1,655	8,672
Spark Therapeutics, Inc. (b)	265	9,511
TESARO, Inc. (b)	55	2,279
Ultragenyx Pharmaceutical, Inc. (b)	120	8,114
Total		109,472
Health Care Equipment & Supplies —%
Analogic Corp.	209	16,509
LivaNova PLC (b)	328	17,295
Masimo Corp. (b)	66	2,861
Merit Medical Systems, Inc. (b)	844	17,091
Orthofix International NV (b)	425	18,598
Total		72,354
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	77,028
Magellan Health, Inc. (b)	224	15,783
Medipal Holdings Corp.	4,900	77,524
Molina Healthcare, Inc. (b)	338	17,495
Owens & Minor, Inc.	430	15,648
Triple-S Management Corp., Class B (b)	617	16,067
WellCare Health Plans, Inc. (b)	163	14,668
Total		234,213
Life Sciences Tools & Services —%
Cambrex Corp. (b)	106	5,114
INC Research Holdings, Inc. Class A (b)	367	17,664
PAREXEL International Corp. (b)	94	5,743
Pra Health Sciences, Inc. (b)	367	17,414
Total		45,935
Pharmaceuticals 0.2%
GlaxoSmithKline PLC	5,900	125,777
Novo Nordisk A/S, Class B	182	10,162
Roche Holding AG, Genusschein Shares	546	138,023

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Sanofi	1,379	$113,863
Sucampo Pharmaceuticals, Inc., Class A (b)	708	7,632
Supernus Pharmaceuticals, Inc. (b)	585	10,039
Teva Pharmaceutical Industries Ltd.	1,292	70,973
Total		476,469
TOTAL HEALTH CARE		938,443
INDUSTRIALS 0.4%
Aerospace & Defense —%
Moog, Inc., Class A (b)	135	6,596
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	633	8,919
Royal Mail PLC	12,077	85,920
Total		94,839
Airlines 0.1%
Hawaiian Holdings, Inc. (b)	397	16,702
Japan Airlines Co., Ltd.	2,100	75,588
Qantas Airways Ltd.	6,205	15,129
Total		107,419
Building Products —%
Continental Building Product (b)	830	16,276
Universal Forest Products, Inc.	174	13,337
Total		29,613
Commercial Services & Supplies —%
Deluxe Corp.	345	21,659
Interface, Inc.	230	3,915
Quad/Graphics, Inc.	1,007	12,638
Steelcase, Inc., Class A	140	2,136
Tetra Tech, Inc.	432	12,701
West Corp.	75	1,607
Total		54,656
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	2,719	89,899
Comfort Systems U.S.A., Inc.	85	2,507
EMCOR Group, Inc.	439	21,283
Leighton Holdings Ltd.	3,648	98,664
Skanska AB, Class B	965	21,221
VINCI SA	1,143	85,386
Total		318,960

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.1%
EnerSys	319	$18,620
General Cable Corp.	1,030	16,109
OSRAM Licht AG	445	23,223
Vestas Wind Systems A/S	1,460	104,451
Total		162,403
Machinery —%
Global Brass & Copper Holdings, Inc.	445	12,060
KONE OYJ, Class B	389	17,746
Mueller Industries, Inc.	590	18,620
Wabash National Corp. (b)	1,440	20,520
Total		68,946
Marine —%
Kuehne & Nagel International AG	227	32,702
Matson, Inc.	445	17,302
Total		50,004
Professional Services —%
RPX Corp. (b)	1,380	15,290
Road & Rail —%
ArcBest Corp.	302	5,765
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	389	17,828
ITOCHU Corp.	6,200	78,793
MRC Global, Inc. (b)	1,261	17,629
Total		114,250
TOTAL INDUSTRIALS		1,028,741
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
NETGEAR, Inc. (b)	436	18,486
Plantronics, Inc.	140	5,383
Total		23,869
Electronic Equipment, Instruments & Components —%
Benchmark Electronics, Inc. (b)	700	13,594
Hitachi High-Technologies Corp.	200	5,412
Insight Enterprises, Inc. (b)	323	7,981
InvenSense, Inc. (b)	1,839	14,124
MTS Systems Corp.	90	5,060
Multi-fineline Electronix In (b)	210	4,830
Sanmina Corp. (b)	220	5,203
SYNNEX Corp.	211	17,422

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Tech Data Corp. (b)	283	$19,439
Total		93,065
Internet Software & Services —%
EarthLink Holdings Corp.	2,755	16,007
j2 Global, Inc.	177	11,243
LogMeIn, Inc. (b)	285	17,014
Mixi, Inc.	400	13,668
RetailMeNot, Inc. (b)	1,858	15,663
Web.com Group, Inc. (b)	855	17,091
Total		90,686
IT Services —%
CSG Systems International, Inc.	245	10,873
EVERTEC, Inc.	990	13,335
NeuStar, Inc., Class A (b)	726	17,054
Sykes Enterprises, Inc. (b)	526	15,333
Syntel, Inc. (b)	29	1,233
Total		57,828
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc. (b)	3,099	17,695
Diodes, Inc. (b)	494	9,198
Entegris, Inc. (b)	285	3,788
Silicon Laboratories, Inc. (b)	66	3,089
STMicroelectronics NV	8,375	51,440
Synaptics, Inc. (b)	241	17,244
Xcerra Corp. (b)	1,418	8,366
Total		110,820
Software 0.1%
Aspen Technology, Inc. (b)	570	21,677
AVG Technologies NV (b)	800	15,840
Check Point Software Technologies Ltd. (b)	200	16,574
Gigamon, Inc. (b)	568	18,511
Konami Holdings Corp.	2,400	75,671
Mentor Graphics Corp.	855	17,066
RealPage, Inc. (b)	445	9,786
Take-Two Interactive Software, Inc. (b)	135	4,614
VASCO Data Security International, Inc. (b)	430	7,452
Total		187,191
Technology Hardware, Storage & Peripherals —%
FUJIFILM Holdings Corp.	1,250	51,310
Seiko Epson Corp.	2,000	32,774
Total		84,084
TOTAL INFORMATION TECHNOLOGY		647,543

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.2%
Chemicals 0.1%
BASF SE	458	$37,838
Chemtura Corp. (b)	575	16,014
Innophos Holdings, Inc.	173	6,394
Innospec, Inc.	340	16,442
Mitsubishi Chemical Holdings Corp.	15,800	82,453
Trinseo SA (b)	303	12,965
Total		172,106
Construction Materials —%
Fletcher Building Ltd.	2,397	13,934
Headwaters, Inc. (b)	130	2,602
US Concrete, Inc. (b)	275	16,984
Total		33,520
Metals & Mining 0.1%
Carpenter Technology Corp.	130	4,604
Commercial Metals Co.	212	3,799
Materion Corp.	313	9,074
Norsk Hydro ASA	7,109	30,928
Rio Tinto PLC	3,047	102,421
Total		150,826
Paper & Forest Products —%
UPM-Kymmene OYJ	4,961	94,752
TOTAL MATERIALS		451,204
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
General Communication, Inc., Class A (b)	770	13,013
Nippon Telegraph & Telephone Corp.	2,400	107,401
Telenor ASA	1,739	29,934
Telstra Corp., Ltd.	9,131	37,075
Total		187,423
Wireless Telecommunication Services —%
NTT DoCoMo, Inc.	3,900	93,538

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	380	$10,902
Total		104,440
TOTAL TELECOMMUNICATION SERVICES		291,863
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	5,900	77,716
Endesa SA	1,245	26,138
IDACORP, Inc.	246	17,892
Portland General Electric Co.	151	5,998
Tokyo Electric Power Co. Holdings, Inc. (b)	15,000	80,338
Total		208,082
Gas Utilities —%
Chesapeake Utilities Corp.	247	14,701
Northwest Natural Gas Co.	90	4,639
Southwest Gas Corp.	318	20,641
WGL Holdings, Inc.	100	6,789
Total		46,770
Water Utilities —%
SJW Corp.	375	12,904
TOTAL UTILITIES		267,756
Total Common Stocks (Cost: $7,339,287)		$7,481,381
	Shares	Value

Money Market Funds 10.1%
Columbia Short-Term Cash Fund, 0.422% (a)(c)	27,934,223	$27,934,223
Total Money Market Funds (Cost: $27,934,223)		$27,934,223
Total Investments
(Cost: $279,230,599) (d)		$275,532,160(e)
Other Assets & Liabilities, Net		844,632
Net Assets		$276,376,792

At April 30, 2016, cash totaling $747,691 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	06/02/2016	192,000 ILS	50,686 USD	—	(721)
Barclays	06/02/2016	169,000 NOK	20,305 USD	—	(681)
Barclays	06/02/2016	121,439 USD	86,000 GBP	4,229	—
Barclays	06/02/2016	111,147 USD	106,000 CHF	—	(508)
Barclays	06/02/2016	87,000 AUD	65,954 USD	—	(112)
Barclays	06/02/2016	71,207 USD	96,000 SGD	115	—
Barclays	06/02/2016	58,000 EUR	66,147 USD	—	(325)
Barclays	06/02/2016	21,341 USD	2,373,000 JPY	977	—
Total				5,321	(2,347)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
TOPIX Index	7	JPY	872,697	06/2016	—	(11,320)
U.S. Long Bond	53	USD	8,655,563	06/2016	—	(146,760)
U.S. Treasury 10-Year Note	65	USD	8,454,063	06/2016	—	(45,241)
U.S. Treasury 2-Year Note	45	USD	9,838,125	06/2016	—	(7,112)
U.S. Treasury 5-Year Note	88	USD	10,640,438	06/2016	—	(13,908)
U.S. Ultra Bond	50	USD	8,567,188	06/2016	—	(187,598)
Total			47,028,074		—	(411,939)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	12,000,000	—	(35,765)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	426,267	31,807	(4,944)	298	453,428	—	482,406
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,292,648
Columbia Contrarian Core Fund, Class I Shares	4,124,280	73,346	(259,685)	77,869	4,015,810	—	4,525,590
Columbia Corporate Income Fund, Class I Shares	61,395,924	569,675	(16,838,505)	(272,486)	44,854,608	465,902	43,772,829
Columbia Disciplined Core Fund, Class I Shares	6,031,630	115,331	(48,572)	17,109	6,115,498	—	8,086,567
Columbia Disciplined Growth Fund, Class I Shares	8,939,053	190,227	(35,670)	(2,589)	9,091,021	—	8,687,563
Columbia Disciplined Small Core Fund, Class I Shares	2,050,949	99,928	(1,344,270)	(591,601)	215,006	—	216,914
Columbia Disciplined Value Fund, Class I Shares	8,958,352	139,763	(142,403)	2,803	8,958,515	—	8,944,252
Columbia Diversified Absolute Return Fund, Class I Shares	6,494,426	184,803	(61,797)	(2,283)	6,615,149	—	6,389,739
Columbia Emerging Markets Bond Fund, Class I Shares	4,400,346	62,730	(123,531)	(3,977)	4,335,568	28,081	4,090,455
Columbia Emerging Markets Fund, Class I Shares	—	2,753,000	—	—	2,753,000	—	2,708,929
Columbia European Equity Fund, Class I Shares	1,990,597	80,228	(12,611)	1,668	2,059,882	—	1,926,157

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Income Opportunities Fund, Class I Shares	9,832,418	184,623	(59,092)	(4,709)	9,953,240	124,245	9,621,036
Columbia Inflation Protected Securities Fund, Class I Shares	13,333,614	65,439	(416,900)	(57,639)	12,924,514	—	11,362,292
Columbia Limited Duration Credit Fund, Class I Shares	27,126,813	215,750	(12,565,380)	(542,932)	14,234,251	152,222	13,847,003
Columbia Mortgage Opportunities Fund, Class I Shares	4,171,183	69,335	(16,214)	(900)	4,223,404	36,408	4,084,125
Columbia Multi-Asset Income Fund, Class I Shares	6,434,738	86,388	—	—	6,521,126	86,388	6,173,900
Columbia Overseas Value Fund, Class I Shares	6,435,371	243,434	(40,354)	(4,473)	6,633,978	—	6,245,660
Columbia Select Large Cap Equity Fund, Class I Shares	3,384,000	—	—	—	3,384,000	—	3,166,016
Columbia Short-Term Cash Fund	13,376,044	19,602,661	(5,044,482)	—	27,934,223	20,931	27,934,223
Columbia Total Return Bond Fund, Class I Shares	—	11,025,055	—	—	11,025,055	14,055	11,073,086
Columbia U.S. Government Mortgage Fund, Class I Shares	47,340,763	622,299	(231,219)	(2,812)	47,729,031	295,735	47,195,754
Columbia U.S. Treasury Index Fund, Class I Shares	34,603,784	446,155	(1,661,979)	(63,411)	33,324,549	115,529	33,223,635
Total	275,387,008	36,861,977	(38,907,608)	(1,450,065)	271,891,312	1,339,496	268,050,779

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $279,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,099,000
Unrealized Depreciation	(6,798,000)
Net Unrealized Depreciation	$(3,699,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	44,507,648	—	—	44,507,648
Fixed-Income Funds	178,270,215	—	—	178,270,215
Alternative Investment Funds	17,338,693	—	—	17,338,693
Common Stocks
Consumer Discretionary	303,160	670,227	—	973,387
Consumer Staples	85,595	660,954	—	746,549
Energy	66,927	264,356	—	331,283
Financials	583,039	1,221,573	—	1,804,612
Health Care	325,093	613,350	—	938,443
Industrials	300,019	728,722	—	1,028,741
Information Technology	417,268	230,275	—	647,543
Materials	88,878	362,326	—	451,204
Telecommunication Services	23,915	267,948	—	291,863
Utilities	83,564	184,192	—	267,756
Total Common Stocks	2,277,458	5,203,923	—	7,481,381
Investments measured at net asset value
Money Market Funds	—	—	—	27,934,223
Total Investments	242,394,014	5,203,923	—	275,532,160
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,321	—	5,321
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,347)	—	(2,347)
Futures Contracts	(411,939)	—	—	(411,939)
Swap Contracts	—	(35,765)	—	(35,765)
Total	241,982,075	5,171,132	—	275,087,430

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 44.7%
International 13.2%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	3,247,378	$29,940,828
Columbia European Equity Fund, Class I Shares (a)	10,339,121	65,239,854
Columbia Overseas Value Fund, Class I Shares (a)	8,354,949	68,092,832
Columbia Pacific/Asia Fund, Class I Shares (a)	4,442,962	41,141,824
Total		204,415,338
U.S. Large Cap 30.1%
Columbia Contrarian Core Fund, Class I Shares (a)	3,740,624	79,637,890
Columbia Disciplined Core Fund, Class I Shares (a)	6,726,061	64,839,225
Columbia Disciplined Growth Fund, Class I Shares (a)	8,099,648	66,255,120
Columbia Disciplined Value Fund, Class I Shares (a)	11,041,014	98,485,845
Columbia Large Cap Growth Fund, Class I Shares (a)(b)	672,409	22,243,291
Columbia Select Large Cap Equity Fund, Class I Shares (a)	5,540,986	63,887,571
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,511,018	39,071,442
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,570,964	34,058,492
Total		468,478,876
U.S. Small Cap 1.4%
Columbia Disciplined Small Core Fund, Class I Shares (a)	1,809,553	21,153,676
Total Equity Funds (Cost: $656,908,017)		$694,047,890

Fixed-Income Funds 45.0%
Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,480,631	27,113,298
High Yield 8.0%
Columbia High Yield Bond Fund, Class I Shares (a)	2,707,884	7,717,468
Columbia Income Opportunities Fund, Class I Shares (a)	12,146,935	116,610,579
Total		124,328,047
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	1,699,880	15,485,911

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 34.3%
Columbia Corporate Income Fund, Class I Shares (a)	12,840,993	$128,409,936
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,597,293	35,001,657
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,661,786	25,766,090
Columbia Total Return Bond Fund, Class I Shares (a)	21,406,133	197,150,482
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	18,041,908	98,869,656
Columbia U.S. Treasury Index Fund, Class I Shares (a)	4,216,184	47,811,527
Total		533,009,348
Total Fixed-Income Funds (Cost: $709,607,515)		$699,936,604

Alternative Investment Funds 4.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)	825,729	9,041,737
Columbia Adaptive Alternatives Fund, Class I Shares (a)	455,212	4,292,648
Columbia Diversified Absolute Return Fund, Class I Shares (a)	3,102,582	29,908,886
Columbia Multi-Asset Income Fund, Class I Shares (a)	2,727,259	25,718,055
Total Alternative Investment Funds (Cost: $71,077,492)		$68,961,326

Issuer	Shares	Value

Common Stocks 1.7%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	4,145	$143,168
Dana Holding Corp.	10,310	133,308
Magna International, Inc.	2,900	121,806
Tenneco, Inc. (b)	875	46,638
Total		444,920
Automobiles —%
Fuji Heavy Industries Ltd.	4,000	131,340
Peugeot SA (b)	8,618	138,695
Renault SA	1,182	114,069
Total		384,104
Diversified Consumer Services —%
Capella Education Co.	1,512	83,629
New Oriental Education & Technology Group, Inc., ADR	1,100	43,076
Total		126,705

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure 0.1%
Bob Evans Farms, Inc.	405	$18,444
Churchill Downs, Inc.	500	67,090
Cracker Barrel Old Country Store, Inc.	790	115,664
Denny’s Corp. (b)	11,710	115,812
Diamond Resorts International, Inc. (b)	4,020	85,264
Flight Centre Travel Group Ltd.	2,798	83,312
Isle of Capri Casinos, Inc. (b)	6,650	99,085
Papa John’s International, Inc.	100	5,659
Pinnacle Entertainment, Inc. (b)	740	8,170
Ruth’s Hospitality Group, Inc.	5,820	92,421
Total		690,921
Household Durables —%
Berkeley Group Holdings PLC	2,459	107,609
Iida Group Holdings Co., Ltd.	1,900	35,485
Persimmon PLC	4,541	131,839
Zagg, Inc. (b)	6,650	53,267
Total		328,200
Internet & Catalog Retail —%
PetMed Express, Inc.	5,845	106,963
Leisure Products —%
Smith & Wesson Holding Corp. (b)	3,480	75,968
Sturm Ruger & Co., Inc.	2,190	140,226
Total		216,194
Media —%
Gray Television, Inc. (b)	2,130	27,370
New York Times Co. (The), Class A	1,455	18,653
Nexstar Broadcasting Group, Inc., Class A	2,690	138,078
Total		184,101
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	2,035	54,396
American Eagle Outfitters, Inc.	4,150	59,386
Cato Corp. (The), Class A	3,320	121,479
Children’s Place, Inc. (The)	1,970	153,483
Guess?, Inc.	925	16,974
JUMBO SA (b)	6,220	81,470
Outerwall, Inc.	3,735	154,293
Pier 1 Imports, Inc.	10,000	68,900
Total		710,381
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	4,800	135,408

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	2,030	$134,833
Total		270,241
TOTAL CONSUMER DISCRETIONARY		3,462,730
CONSUMER STAPLES 0.1%
Beverages —%
Ambev SA	27,000	150,731
Food & Staples Retailing —%
Alimentation Couche-Tard, Inc., Class B	2,600	113,971
Ingles Markets, Inc., Class A	205	7,394
Jeronimo Martins SGPS SA	700	11,454
Koninklijke Ahold NV	6,643	144,525
SpartanNash Co.	1,135	31,440
SUPERVALU, Inc. (b)	21,335	107,315
Wal-Mart de Mexico SAB de CV, Class V	45,874	113,374
Total		529,473
Food Products 0.1%
Cal-Maine Foods, Inc.	3,025	153,549
Dean Foods Co.	7,780	134,049
JBS SA	5,737	15,130
Sanderson Farms, Inc.	1,805	165,591
Saputo, Inc.	300	9,432
WH Group Ltd. (b)	94,000	75,926
Total		553,677
Household Products —%
Reckitt Benckiser Group PLC	722	70,197
Svenska Cellulosa AB, Class B	2,658	83,707
Total		153,904
Personal Products —%
Usana Health Sciences, Inc. (b)	850	100,674
Tobacco —%
Japan Tobacco, Inc.	2,900	118,488
TOTAL CONSUMER STAPLES		1,606,947
ENERGY 0.1%
Energy Equipment & Services —%
Atwood Oceanics, Inc.	12,200	117,852
Oil States International, Inc. (b)	385	13,336
Petrofac Ltd.	719	8,877

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Technip SA	337	$19,723
Transocean Ltd.	1,210	13,118
Total		172,906
Oil, Gas & Consumable Fuels 0.1%
Alon USA Energy, Inc.	4,400	46,200
PDC Energy, Inc. (b)	2,950	185,230
Polski Koncern Naftowy Orlen SA	2,008	36,168
PTT PCL, Foreign Registered Shares	9,500	82,501
REX American Resources Corp. (b)	2,560	139,187
Royal Dutch Shell PLC, Class B	5,324	138,936
S-Oil Corp.	1,921	146,002
SK Innovation Co., Ltd.	957	129,250
Western Refining, Inc.	1,750	46,830
Total		950,304
TOTAL ENERGY		1,123,210
FINANCIALS 0.4%
Banks 0.1%
Banc of California, Inc.	8,155	165,954
Banco Latinoamericano de Comercio Exterior SA, Class E	4,290	110,939
Banco Santander Brasil SA	26,245	141,861
Bank of China Ltd., Class H	307,000	124,303
Bank of Communications Co., Ltd., Class H	34,000	21,429
Bank of Montreal	900	58,632
BBCN Bancorp, Inc.	8,145	127,225
BNP Paribas SA	1,267	67,084
Canadian Imperial Bank of Commerce	1,900	153,460
Central Pacific Financial Corp.	6,790	158,479
China Merchants Bank Co., Ltd., Class H	8,500	18,620
Credit Agricole SA	10,792	119,360
Customers Bancorp, Inc. (b)	5,150	133,797
Erste Group Bank AG (b)	1,481	42,599
First BanCorp (b)	7,275	28,372
First NBC Bank Holding Co. (b)	4,370	95,004
Hilltop Holdings, Inc. (b)	1,480	29,393
HSBC Holdings PLC	28,872	190,893
International Bancshares Corp.	4,740	124,141
Intesa Sanpaolo SpA	46,588	129,096
Societe Generale SA	412	16,158
Sumitomo Mitsui Financial Group, Inc.	2,700	81,248
Toronto-Dominion Bank (The)	400	17,805
Woori Finance Holdings Co., Ltd.	2,656	24,403
Total		2,180,255

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets —%
Arlington Asset Investment Corp., Class A	7,470	$96,662
Cowen Group, Inc., Class A (b)	12,950	45,131
KCG Holdings, Inc., Class A (b)	8,200	112,340
Total		254,133
Consumer Finance —%
Cash America International, Inc.	2,450	90,552
Nelnet, Inc., Class A	3,650	152,971
Total		243,523
Diversified Financial Services —%
EXOR SpA	2,049	76,956
Insurance 0.1%
Ageas	2,708	106,233
Allianz SE, Registered Shares	985	167,208
American Equity Investment Life Holding Co.	7,414	103,796
Employers Holdings, Inc.	2,215	65,786
Heritage Insurance Holdings, Inc.	7,060	93,827
Maiden Holdings Ltd.	9,880	120,832
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	653	121,093
Power Corp. of Canada	5,300	128,793
Swiss Re AG	1,543	136,880
Universal Insurance Holdings, Inc.	7,567	133,255
Total		1,177,703
Real Estate Investment Trusts (REITs) 0.1%
Apollo Residential Mortgage, Inc.	815	11,051
ARMOUR Residential REIT, Inc.	2,800	59,584
Colony Capital, Inc.	1,000	17,680
Coresite Realty Corp.	2,275	170,466
Cousins Properties, Inc.	3,100	32,085
CubeSmart	6,275	185,803
CYS Investments, Inc.	19,400	157,334
Gaming and Leisure Properties, Inc.	629	20,625
Hersha Hospitality Trust	6,320	121,913
Mack-Cali Realty Corp.	6,800	173,808
PS Business Parks, Inc.	1,418	135,788
QTS Realty Trust Inc., Class A	1,396	67,594
RLJ Lodging Trust	2,350	49,515
Ryman Hospitality Properties, Inc.	3,110	160,258
Sovran Self Storage, Inc.	1,640	174,201
STORE Capital Corp.	5,500	141,185
Summit Hotel Properties, Inc.	11,600	132,240

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.	4,319	$55,326
Total		1,866,456
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	71,600	99,848
Wheelock & Co., Ltd.	23,000	106,481
Total		206,329
Thrifts & Mortgage Finance 0.1%
BofI Holding, Inc. (b)	7,735	157,562
Flagstar Bancorp, Inc. (b)	5,600	132,552
HomeStreet, Inc. (b)	3,280	70,684
MGIC Investment Corp. (b)	21,300	153,999
Radian Group, Inc.	8,950	114,470
Walker & Dunlop, Inc. (b)	5,400	119,070
Washington Federal, Inc.	6,675	162,136
Total		910,473
TOTAL FINANCIALS		6,915,828
HEALTH CARE 0.2%
Biotechnology 0.1%
ACADIA Pharmaceuticals, Inc. (b)	1,580	51,034
Acorda Therapeutics, Inc. (b)	1,795	46,401
Alder Biopharmaceuticals, Inc. (b)	2,295	60,932
AMAG Pharmaceuticals, Inc. (b)	2,020	53,570
Anacor Pharmaceuticals, Inc. (b)	1,170	73,406
ARIAD Pharmaceuticals, Inc. (b)	5,240	37,623
Arrowhead Pharmaceuticals, Inc. (b)	9,700	56,163
Dynavax Technologies Corp. (b)	3,445	56,532
Infinity Pharmaceuticals, Inc. (b)	7,155	41,499
Insmed, Inc. (b)	1,920	23,328
Insys Therapeutics, Inc. (b)	2,230	32,313
Keryx Biopharmaceuticals, Inc. (b)	12,905	70,203
Neurocrine Biosciences, Inc. (b)	1,550	70,649
Novavax, Inc. (b)	13,325	69,823
Spark Therapeutics, Inc. (b)	2,225	79,855
TESARO, Inc. (b)	445	18,441
Ultragenyx Pharmaceutical, Inc. (b)	980	66,268
Total		908,040
Health Care Equipment & Supplies —%
Analogic Corp.	1,710	135,073
LivaNova PLC (b)	2,680	141,317
Masimo Corp. (b)	540	23,409
Merit Medical Systems, Inc. (b)	6,905	139,826
Orthofix International NV (b)	3,400	148,784
Total		588,409

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,900	$55,845
Magellan Health, Inc. (b)	1,835	129,294
Medipal Holdings Corp.	6,600	104,420
Molina Healthcare, Inc. (b)	2,730	141,305
Owens & Minor, Inc.	3,517	127,984
Triple-S Management Corp., Class B (b)	5,035	131,111
WellCare Health Plans, Inc. (b)	1,320	118,787
Total		808,746
Life Sciences Tools & Services —%
Cambrex Corp. (b)	865	41,728
INC Research Holdings, Inc. Class A (b)	3,006	144,679
PAREXEL International Corp. (b)	762	46,558
Pra Health Sciences, Inc. (b)	3,010	142,824
Total		375,789
Pharmaceuticals —%
GlaxoSmithKline PLC	1,379	29,398
Novo Nordisk A/S, Class B	2,211	123,448
Roche Holding AG, Genusschein Shares	826	208,803
Sanofi	1,503	124,102
Sucampo Pharmaceuticals, Inc., Class A (b)	5,800	62,524
Supernus Pharmaceuticals, Inc. (b)	4,795	82,282
Teva Pharmaceutical Industries Ltd.	2,124	116,678
Total		747,235
TOTAL HEALTH CARE		3,428,219
INDUSTRIALS 0.2%
Aerospace & Defense —%
Moog, Inc., Class A (b)	1,121	54,772
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	5,200	73,268
Royal Mail PLC	18,749	133,387
Total		206,655
Airlines —%
Hawaiian Holdings, Inc. (b)	3,265	137,358
Japan Airlines Co., Ltd.	2,700	97,185
Total		234,543
Building Products —%
Continental Building Product (b)	6,815	133,642

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Universal Forest Products, Inc.	1,420	$108,843
Total		242,485
Commercial Services & Supplies —%
Deluxe Corp.	2,820	177,040
Interface, Inc.	1,900	32,338
Quad/Graphics, Inc.	8,240	103,412
Steelcase, Inc., Class A	1,125	17,167
Tetra Tech, Inc.	3,540	104,076
West Corp.	589	12,622
Total		446,655
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,171	38,717
China Railway Construction Corp., Ltd., Class H	55,000	69,921
Comfort Systems U.S.A., Inc.	685	20,201
EMCOR Group, Inc.	3,575	173,316
Leighton Holdings Ltd.	5,817	157,327
VINCI SA	2,055	153,515
Total		612,997
Electrical Equipment 0.1%
EnerSys	2,610	152,346
General Cable Corp.	8,425	131,767
OSRAM Licht AG	1,246	65,023
Prysmian SpA	2,402	56,631
Vestas Wind Systems A/S	2,260	161,684
Total		567,451
Machinery —%
Global Brass & Copper Holdings, Inc.	3,650	98,915
Mueller Industries, Inc.	4,825	152,277
PT United Tractors Tbk	55,800	63,167
Wabash National Corp. (b)	11,780	167,865
Total		482,224
Marine —%
Matson, Inc.	3,790	147,355
Professional Services —%
RPX Corp. (b)	11,260	124,761
Road & Rail —%
ArcBest Corp.	2,520	48,107

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	3,220	$147,573
MRC Global, Inc. (b)	10,335	144,483
Total		292,056
TOTAL INDUSTRIALS		3,460,061
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
NETGEAR, Inc. (b)	3,565	151,156
Plantronics, Inc.	1,125	43,256
Total		194,412
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	5,750	111,665
Chimei Innolux Corp.	326,000	100,607
Hon Hai Precision Industry Co., Ltd.	57,000	135,778
Insight Enterprises, Inc. (b)	2,645	65,358
InvenSense, Inc. (b)	15,070	115,738
MTS Systems Corp.	720	40,478
Multi-fineline Electronix In (b)	1,715	39,445
Sanmina Corp. (b)	1,790	42,333
SYNNEX Corp.	1,730	142,846
TDK Corp.	400	23,406
Tech Data Corp. (b)	2,315	159,017
Total		976,671
Internet Software & Services 0.1%
EarthLink Holdings Corp.	22,550	131,015
j2 Global, Inc.	1,445	91,786
LogMeIn, Inc. (b)	2,320	138,504
Mixi, Inc.	900	30,752
NetEase, Inc., ADR	900	126,630
RetailMeNot, Inc. (b)	15,290	128,895
Web.com Group, Inc. (b)	7,025	140,430
Total		788,012
IT Services —%
CGI Group, Inc., Class A (b)	1,600	73,095
CSG Systems International, Inc.	2,000	88,760
EVERTEC, Inc.	8,085	108,905
NeuStar, Inc., Class A (b)	5,940	139,531
Sykes Enterprises, Inc. (b)	4,325	126,074
Syntel, Inc. (b)	250	10,632
Total		546,997
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc. (b)	25,370	144,863
Diodes, Inc. (b)	4,040	75,225
Entegris, Inc. (b)	2,335	31,032

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc. (b)	545	$25,506
Synaptics, Inc. (b)	1,960	140,238
Taiwan Semiconductor Manufacturing Co., Ltd.	27,000	124,048
Xcerra Corp. (b)	11,605	68,469
Total		609,381
Software 0.1%
Aspen Technology, Inc. (b)	4,670	177,600
AVG Technologies NV (b)	6,540	129,492
Check Point Software Technologies Ltd. (b)	100	8,287
Gigamon, Inc. (b)	4,650	151,543
Mentor Graphics Corp.	6,980	139,321
Nexon Co., Ltd.	600	9,009
RealPage, Inc. (b)	3,650	80,264
Take-Two Interactive Software, Inc. (b)	1,100	37,598
VASCO Data Security International, Inc. (b)	3,550	61,522
Total		794,636
Technology Hardware, Storage & Peripherals —%
FUJIFILM Holdings Corp.	300	12,315
Seiko Epson Corp.	1,600	26,219
Total		38,534
TOTAL INFORMATION TECHNOLOGY		3,948,643
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	4,710	131,174
Innophos Holdings, Inc.	1,425	52,668
Innospec, Inc.	2,785	134,683
Lotte Chemical Corp.	62	15,814
Mitsubishi Chemical Holdings Corp.	23,200	121,070
Petkim Petrokimya Holding AS (b)	9,315	13,683
Trinseo SA (b)	2,475	105,905
Total		574,997
Construction Materials —%
Headwaters, Inc. (b)	1,100	22,011
US Concrete, Inc. (b)	2,250	138,960
Total		160,971
Metals & Mining —%
Carpenter Technology Corp.	1,060	37,535
Commercial Metals Co.	1,757	31,485
Eregli Demir ve Celik Fabrikalari TAS	71,156	118,763
Materion Corp.	2,550	73,924

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Rio Tinto PLC	4,946	$166,254
Severstal PAO	6,664	74,796
Total		502,757
Paper & Forest Products —%
UPM-Kymmene OYJ	6,827	130,392
TOTAL MATERIALS		1,369,117
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Emirates Telecommunications Group Co. PJSC	20,079	103,322
General Communication, Inc., Class A (b)	6,310	106,639
Nippon Telegraph & Telephone Corp.	3,700	165,576
Telstra Corp., Ltd.	3,471	14,094
Total		389,631
Wireless Telecommunication Services —%
China Mobile Ltd.	3,500	40,183
NTT DoCoMo, Inc.	3,900	93,537
Shenandoah Telecommunications Co.	3,120	89,513
Total		223,233
TOTAL TELECOMMUNICATION SERVICES		612,864
UTILITIES 0.1%
Electric Utilities 0.1%
Chubu Electric Power Co., Inc.	700	9,221
Endesa SA	911	19,126
IDACORP, Inc.	2,010	146,187
Korea Electric Power Corp.	2,975	161,598
Portland General Electric Co.	1,235	49,054
Tokyo Electric Power Co. Holdings, Inc. (b)	10,500	56,237
Transmissora Alianca de Energia Eletrica SA	4,733	27,661
Total		469,084
Gas Utilities —%
Chesapeake Utilities Corp.	2,000	119,040
Northwest Natural Gas Co.	740	38,139
Southwest Gas Corp.	2,625	170,389
WGL Holdings, Inc.	835	56,688
Total		384,256
Water Utilities —%
SJW Corp.	3,075	105,811
TOTAL UTILITIES		959,151
Total Common Stocks (Cost: $27,338,407)		$26,886,770

	Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.422% (a)(c)	60,206,564	$60,206,564
Total Money Market Funds (Cost: $60,206,564)		$60,206,564
Total Investments
(Cost: $1,525,137,995) (d)		$1,550,039,154(e)
Other Assets & Liabilities, Net		4,114,484
Net Assets		$1,554,153,638

At April 30, 2016, cash totaling $4,608,442 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	06/02/2016	227,297,000 KRW	196,089 USD	—	(2,094)
BNP Paribas	06/02/2016	208,076,000 IDR	15,639 USD	—	(53)
BNP Paribas	06/02/2016	5,282,000 TWD	162,874 USD	—	(630)
BNP Paribas	06/02/2016	1,503,000 THB	42,637 USD	—	(359)
BNP Paribas	06/02/2016	930,000 DKK	142,616 USD	—	(596)
BNP Paribas	06/02/2016	548,000 BRL	148,759 USD	—	(8,966)
BNP Paribas	06/02/2016	437,000 MXN	24,674 USD	—	(648)
BNP Paribas	06/02/2016	376,000 CNY	57,712 USD	—	(218)
BNP Paribas	06/02/2016	325,000 ILS	85,680 USD	—	(1,339)
BNP Paribas	06/02/2016	211,872 USD	150,000 GBP	7,317	—
BNP Paribas	06/02/2016	181,392 USD	239,000 AUD	100	—
BNP Paribas	06/02/2016	179,524 USD	19,690,000 JPY	5,662	—
BNP Paribas	06/02/2016	179,189 USD	171,000 CHF	—	(705)
BNP Paribas	06/02/2016	147,178 USD	9,858,000 INR	352	—
BNP Paribas	06/02/2016	141,000 TRY	49,078 USD	—	(900)
BNP Paribas	06/02/2016	132,050 USD	2,010,000 ZAR	8,213	—
BNP Paribas	06/02/2016	118,000 CAD	90,118 USD	—	(3,930)
BNP Paribas	06/02/2016	81,536 USD	110,000 SGD	187	—
BNP Paribas	06/02/2016	73,427 USD	597,000 SEK	995	—
BNP Paribas	06/02/2016	64,000 EUR	73,027 USD	—	(321)
BNP Paribas	06/02/2016	32,994 USD	128,000 MYR	—	(341)
BNP Paribas	06/02/2016	25,641 USD	1,205,000 PHP	—	(82)
BNP Paribas	06/02/2016	24,521 USD	204,000 NOK	812	—
Total				23,638	(21,182)

Futures Contracts Outstanding at April 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	1	USD	112,870	06/2016	4,737	—
S&P 500 E-mini	333	USD	34,284,015	06/2016	458,600	—
S&P Mid 400 E-mini	91	USD	13,270,530	06/2016	594,005	—
TOPIX Index	39	JPY	4,862,171	06/2016	—	(63,069)
U.S. Long Bond	206	USD	33,642,375	06/2016	—	(522,214)
U.S. Treasury 10-Year Note	490	USD	63,730,625	06/2016	—	(392,665)
U.S. Treasury 2-Year Note	145	USD	31,700,625	06/2016	—	(24,527)
U.S. Treasury 5-Year Note	285	USD	34,460,508	06/2016	—	(45,044)
U.S. Ultra Bond	91	USD	15,592,281	06/2016	—	(269,026)
Total			231,656,000		1,057,342	(1,316,545)

Cleared Credit Default Swap Contracts Outstanding at April 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	USD	18,500,000	—	(55,137)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	8,570,394	1,115	(228,853)	17,140	8,359,796	—	9,041,737
Columbia Adaptive Alternatives Fund, Class I Shares	4,536,456	—	—	—	4,536,456	—	4,292,648
Columbia Contrarian Core Fund, Class I Shares	74,372,052	60,145	(2,666,520)	796,044	72,561,721	—	79,637,890
Columbia Corporate Income Fund, Class I Shares	134,847,961	1,105,932	(6,222,092)	(77,654)	129,654,147	1,105,751	128,409,936
Columbia Disciplined Core Fund, Class I Shares	41,209,987	84,497	(751,479)	390,630	40,933,635	—	64,839,225
Columbia Disciplined Growth Fund, Class I Shares	69,765,490	106,060	(364,363)	109,472	69,616,659	—	66,255,120
Columbia Disciplined Small Core Fund, Class I Shares	28,365,048	86,206	(228,368)	(96,848)	28,126,038	—	21,153,676
Columbia Disciplined Value Fund, Class I Shares	103,696,343	116,634	(3,059,917)	(140,197)	100,612,863	—	98,485,845
Columbia Diversified Absolute Return Fund, Class I Shares	31,604,702	1,985	(567,109)	(22,802)	31,016,776	—	29,908,886
Columbia Emerging Markets Bond Fund, Class I Shares	30,083,295	191,908	(2,486,877)	(143,491)	27,644,835	191,462	27,113,298
Columbia Emerging Markets Fund, Class I Shares	14,909,913	15,521,162	(2,220)	(241)	30,428,614	—	29,940,828
Columbia European Equity Fund, Class I Shares	60,910,009	168,596	(388,184)	57,225	60,747,646	—	65,239,854
Columbia High Yield Bond Fund, Class I Shares	8,188,156	103,489	(276,677)	(17,148)	7,997,820	103,107	7,717,468
Columbia Income Opportunities Fund, Class I Shares	121,220,943	1,527,925	(4,062,495)	103,187	118,789,560	1,525,327	116,610,579
Columbia Inflation Protected Securities Fund, Class I Shares	17,727,615	644	(751,197)	(143,386)	16,833,676	—	15,485,911
Columbia Large Cap Growth Fund, Class I Shares	16,953,454	58,286	(124,941)	55,752	16,942,551	—	22,243,291
Columbia Limited Duration Credit Fund, Class I Shares	36,218,501	243,245	(591,063)	(20,710)	35,849,973	241,454	35,001,657
Columbia Mortgage Opportunities Fund, Class I Shares	27,045,893	234,451	(594,323)	(26,581)	26,659,440	233,530	25,766,090
Columbia Multi-Asset Income Fund, Class I Shares	26,804,605	359,859	—	—	27,164,464	359,859	25,718,055
Columbia Overseas Value Fund, Class I Shares	74,116,358	122,703	(388,184)	(39,382)	73,811,495	—	68,092,832
Columbia Pacific/Asia Fund, Class I Shares	35,511,719	82,775	(237,223)	51,301	35,408,572	—	41,141,824
Columbia Select Large Cap Equity Fund, Class I Shares	70,455,524	66,633	(1,410,451)	(290,073)	68,821,633	—	63,887,571
Columbia Select Large Cap Growth Fund, Class I Shares	35,213,492	186,928	(227,541)	43,994	35,216,873	—	39,071,442
Columbia Select Large-Cap Value Fund, Class I Shares	24,074,787	60,597	(759,091)	303,424	23,679,717	—	34,058,492
Columbia Select Smaller-Cap Value Fund, Class I Shares	5,099,882	74,138	(4,963,754)	(210,266)	—	—	—
Columbia Short-Term Cash Fund	64,953,566	31,634,798	(36,381,800)	—	60,206,564	68,498	60,206,564
Columbia Small Cap Growth Fund I, Class I Shares	7,498,977	—	(4,605,649)	(2,893,328)	—	—	—
Columbia Total Return Bond Fund, Class I Shares	202,328,409	1,368,552	(4,523,611)	178,607	199,351,957	1,361,934	197,150,482
Columbia U.S. Government Mortgage Fund, Class I Shares	101,426,338	630,116	(1,954,079)	(38,573)	100,063,802	625,275	98,869,656
Columbia U.S. Treasury Index Fund, Class I Shares	46,596,524	165,781	—	—	46,762,305	165,781	47,811,527
Total	1,524,306,393	54,365,160	(78,818,061)	(2,053,904)	1,497,799,588	5,981,978	1,523,152,384

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $1,525,138,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$64,579,000
Unrealized Depreciation	(39,678,000)
Net Unrealized Appreciation	$24,901,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	694,047,890	—	—	694,047,890
Fixed-Income Funds	699,936,604	—	—	699,936,604
Alternative Investment Funds	68,961,326	—	—	68,961,326
Common Stocks
Consumer Discretionary	2,638,911	823,819	—	3,462,730
Consumer Staples	1,102,650	504,297	—	1,606,947
Energy	548,635	574,575	—	1,123,210
Financials	5,265,936	1,649,892	—	6,915,828
Health Care	2,665,525	762,694	—	3,428,219
Industrials	2,463,504	996,557	—	3,460,061
Information Technology	3,486,509	462,134	—	3,948,643
Materials	728,345	640,772	—	1,369,117
Telecommunication Services	196,152	416,712	—	612,864
Utilities	712,969	246,182	—	959,151
Total Common Stocks	19,809,136	7,077,634	—	26,886,770
Investments measured at net asset value
Money Market Funds	—	—	—	60,206,564
Total Investments	1,482,754,956	7,077,634	—	1,550,039,154
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	23,638	—	23,638
Futures Contracts	1,057,342	—	—	1,057,342
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21,182)	—	(21,182)
Futures Contracts	(1,316,545)	—	—	(1,316,545)
Swap Contracts	—	(55,137)	—	(55,137)
Total	1,482,495,753	7,024,953	—	1,549,727,270

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Income Builder Fund

April 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 29.1%
Convertible 5.0%
Columbia Convertible Securities Fund, Class I Shares (a)	3,761,754	$60,789,944
Dividend Income 19.1%
Columbia Dividend Income Fund, Class I Shares (a)	4,486,722	81,389,142
Columbia Dividend Opportunity Fund, Class I Shares (a)	10,849,646	99,599,749
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	2,893,495	48,379,247
Total		229,368,138
U.S. Small Cap 5.0%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,481,745	60,455,188
Total Equity Funds (Cost: $373,275,839)		$350,613,270

Fixed-Income Funds 70.8%
Emerging Markets 7.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	7,697,362	84,132,166
Floating Rate 8.0%
Columbia Floating Rate Fund, Class I Shares (a)	10,968,294	96,082,256
High Yield 20.8%
Columbia High Yield Bond Fund, Class I Shares (a)	87,854,120	250,384,242

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 2.8%
Columbia Inflation Protected Securities Fund, Class I Shares (a)(b)	3,749,325	$34,156,345
International 2.0%
Columbia Global Unconstrained Bond Fund, Class I Shares (a)	2,522,816	23,462,188
Investment Grade 30.2%
Columbia Corporate Income Fund, Class I Shares (a)	8,785,530	87,855,305
Columbia Limited Duration Credit Fund, Class I Shares (a)	4,946,915	48,133,480
Columbia Mortgage Opportunities Fund, Class I Shares (a)	7,457,507	72,188,673
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	27,059,734	148,287,341
Columbia U.S. Treasury Index Fund, Class I Shares (a)	603,204	6,840,330
Total		363,305,129
Total Fixed-Income Funds (Cost: $869,485,537)		$851,522,326

Money Market Funds 0.1%
Columbia Money Market Fund, Class I Shares, 0.010% (a)(c)	651,985	651,985
Total Money Market Funds (Cost: $651,985)		$651,985
Total Investments
(Cost: $1,243,413,361) (d)		$1,202,787,581(e)
Other Assets & Liabilities, Net		(148,186)
Net Assets		$1,202,639,395

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	67,559,548	195,954	(1,395,659)	53,106	66,412,949	195,954	60,789,944
Columbia Corporate Income Fund, Class I Shares	70,985,421	24,728,755	(7,768,076)	(989,223)	86,956,877	728,754	87,855,305
Columbia Dividend Income Fund, Class I Shares	84,911,033	522,707	(3,489,147)	152,299	82,096,892	507,805	81,389,142
Columbia Dividend Opportunity Fund, Class I Shares	102,521,058	998,717	(3,489,147)	238,226	100,268,854	983,815	99,599,749
Columbia Emerging Markets Bond Fund, Class I Shares	100,123,792	604,620	(12,946,793)	(1,285,258)	86,496,361	604,620	84,132,166
Columbia Floating Rate Fund, Class I Shares	124,130,943	1,079,826	(24,000,000)	(1,802,602)	99,408,167	1,079,826	96,082,256
Columbia Global Dividend Opportunity Fund, Class I Shares	58,687,828	379,986	(3,489,147)	(759,841)	54,818,826	365,085	48,379,247

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Global Unconstrained Bond Fund, Class I Shares	25,195,099	19,863	—	—	25,214,962	19,863	23,462,188
Columbia High Yield Bond Fund, Class I Shares	257,580,290	3,347,394	(7,272,206)	557,416	254,212,894	3,347,394	250,384,242
Columbia Inflation Protected Securities Fund, Class I Shares	36,494,017	—	—	—	36,494,017	—	34,156,345
Columbia Limited Duration Credit Fund, Class I Shares	61,593,737	370,779	(12,946,793)	(631,411)	48,386,312	370,779	48,133,480
Columbia Money Market Fund, Class I Shares	651,968	17	—	—	651,985	17	651,985
Columbia Mortgage Opportunities Fund, Class I Shares	74,396,182	644,814	—	—	75,040,996	644,814	72,188,673
Columbia Small Cap Value Fund I, Class I Shares	69,663,418	14,902	—	—	69,678,320	—	60,455,188
Columbia U.S. Government Mortgage Fund, Class I Shares	162,789,383	970,170	(12,946,793)	(443,326)	150,369,434	970,170	148,287,341
Columbia U.S. Treasury Index Fund, Class I Shares	6,881,797	23,718	—	—	6,905,515	23,718	6,840,330
Total	1,304,165,514	33,902,222	(89,743,761)	(4,910,614)	1,243,413,361	9,842,614	1,202,787,581

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2016.
(d)

At April 30, 2016, the cost of securities for federal income tax purposes was approximately $1,243,413,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$899,000
Unrealized Depreciation	(41,524,000)
Net Unrealized Depreciation	$(40,625,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	350,613,270	—	—	350,613,270
Fixed-Income Funds	851,522,326	—	—	851,522,326
Money Market Funds	651,985	—	—	651,985
Total Investments	1,202,787,581	—	—	1,202,787,581

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2016